Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Goodwill
12.	Goodwill

	As of January 1, 2020		Additions	Disposals	As of January 3, 2021
Cost	Ps.	348,441	-	-	348,441

	As of January 3, 2021		Additions	Disposals	As of December 31, 2021
Cost	Ps.	348,441	22,634	-	371,075

	As of December 31, 2021		Additions	Disposals	As of December 31, 2022
Cost	Ps.	371,075	1,251,277	(22,634)	1,599,718

The goodwill as of December 31, 2020, correspond to the resulting excess between the consideration given and the fair values of the net assets acquired on the acquisition date by Betterware Latinoamerica Holding México, S.A. de C.V. (BLHM) and Strevo Holding, S.A. de C.V.

On March 12, 2021, Betterware entered into an agreement to acquire 60% of GurúComm for Ps.45,000. GurúComm is a Mobile Virtual Network Operator and communications software developer. Moreover, on July 22, 2021, Betterware entered into an agreement more to acquire 70% of Innova Catálogos, S.A. de C.V., for Ps.5,000. Innova Catálogos is a company dedicated to the purchase and sale of clothing, footwear and accessories. The goodwill addition of Ps.22,634 is the result between the consideration paid and the fair values of the net assets acquired from both companies. During the 2022 period, GuruComm and Innova Catálogos ceased to belong to the Group in the months of March and November, respectively, therefore, the goodwill is shown as disposals for Ps.22,634 for the year.

On March 25, 2022, Betterware and Programa Lazos, S.A. de C.V., acquired 2% and 98%, respectively, of the participation in shares of Finayo, S.A.P.I. de C.V. SOFOM ENR. The Group recorded a goodwill of Ps.1,145 corresponding to the excess for the consideration paid and the fair values of the net assets acquired for the acquisition of 100% of Finayo.

On April 7, 2022, Betterware acquired 100% of JAFRA in Mexico and the United States, along with its trademarks “JAFRA”; the total cash agreed amounted to Ps.5,044,371 (see note 1a and 11). The addition to goodwill for Ps.1,250,132 corresponds to the excess for the consideration paid and the fair values of the net assets acquired for the acquisition of 100% of Jafra Cosmetics International S.A. de C.V., Jafra México Holding B.V. and Jafra Cosmetics International Inc.

The goodwill balances of Group’s companies are described below:

	As of December 31, 2022		As of December 31, 2021	As of January 3, 2021
Betterware	Ps.	348,441	348,441	348,441
JAFRA Mexico		1,250,132	-	-
Finayo		1,145	-	-
GurúComm		-	17,372	-
Innova Catálogos		-	5,262	-
Total	Ps.	1,599,718	371,075	348,441

For impairment testing purposes, goodwill is allocated to CGUs that do not exceed operating segments. The recoverable value of the CGU was based on the fair value minus disposal costs, estimated using discounted cash flows. The fair value measurement was classified as a Level 3 fair value based on the inputs in the valuation technique used.

The values assigned to the key assumptions represent the administration’s assessment of future trends in relevant industries and are based on historical data from external and internal sources.

As of December 31, 2022, 2021 and January 3, 2021, the estimated recoverable amount of the CGU exceeded its carrying amount.

The key assumptions used in the estimation of the recoverable amount are set out below:

	2022		2021	2020
In percentages	Betterware	JAFRA	Betterware	Betterware
Discount rate	10.0	9.1	12.8	11.2
Terminal value growth rate	0.0	2.0	3.0	3.0
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	30.0	15.3	30.0	38.0

The discount rate was based on the historical industry average, weighted-average cost of capital and a market interest rate for Betterware of 11.8%, 5.7% and 7.3% as of December 31, 2022, 2021 and January 3, 2021, respectively, and for JAFRA of 9.1% as of December 31, 2022.

The cash flow projections included specific estimates for 5 years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make. For Betterware, a terminal growth rate of 0.0 was used to corroborate that even then there would be no impairment of the assets.

Budgeted EBITDA was estimated taking into account past experience and a revenue growth rate projected taking into account the average growth levels experienced over the past 5 years and the estimated sales volume and price growth for the next five years. It was assumed that the sales price would increase in line with forecast inflation over the next five years.